Other operating income (expenses), net (Details Textual) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Feb. 09, 2018	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Donations amount			R$ 545
Shareholders to acquire		601,302
Price per share		R$ 0.01
Agreement of Shareholder Carlos Casado S.A [Member]
Disclosure of transactions between related parties [line items]
Investment recorded amount	R$ 115,478
Fair value of the assets and liabilities transferred	120,576
Other operating income	5,098
other comprehensive income	R$ 30,616